Summary of Significant Accounting Policies (Details 4) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013 item	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 item	Mar. 31, 2010
Revenue Recognition
Number of criteria to recognize revenue	4
Maximum number of elements for which no evaluation is required for their treatment as a separate unit of accounting	1
Other income
Amount of one-time pool established for grants to small biotech companies developing novel therapeutics						$ 1,000,000,000
Non-recurring grant received related to research and development projects					930,000
Number of research and development projects from which non-recurring grant was received					4
Basic and Dilutive Net Loss Per Common Share
Shares excluded from the calculation of net loss per common share	2,308,000	13,769,000	1,956,000	13,334,000	10,481,000
Comprehensive (Loss) Income
Reclassifications out of accumulated other comprehensive loss related to marketable securities	0	0	0	0	0
License agreement
Collaboration Arrangements
Non-refundable upfront license fee from Bayer					$ 21,319,000